COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2015 USD ($) vessel	Jun. 30, 2015 USD ($) vessel	Dec. 31, 2014 USD ($)
Commitments and Contingencies [Line Items]
Long-term Debt		$ 1,461,712	$ 1,732,459
Contractual commitments under newbuilding contracts		518,000	85,000
Ship Finance Ltd [Member]
Commitments and Contingencies [Line Items]
Long-term Debt		1,500,000
Equity Accounted Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Long-term Debt		979,900	1,038,300
Ship Finance Ltd and Equity Accounting Subsidiaries [Member]
Commitments and Contingencies [Line Items]
Long-term Debt		2,400,000	2,800,000
Financial Guarantee [Member]
Commitments and Contingencies [Line Items]
Guarantee on loan facility		$ 255,000	260,000
1700 TEU Container Vessel [Member]
Commitments and Contingencies [Line Items]
Number of vessels not pledged under mortgages | vessel		3
9,300 - 9,500 TEU Container vessel [Member]
Commitments and Contingencies [Line Items]
Number of vessels not pledged under mortgages | vessel		3
Contractual commitments under newbuilding contracts	$ 246,000
Number of container vessels contracted to be acquired | vessel		3
Golden Ocean [Member]
Commitments and Contingencies [Line Items]
Number of drybulk carriers contracted to be acquired | vessel	8
Contractual commitments under newbuilding contracts	$ 272,000
US Dollar 45 million Secured Term Loan Facility [Member]
Commitments and Contingencies [Line Items]
Book value of assets pledged under ship mortgages		$ 1,826,000	$ 2,062,000